Shareholders' Equity - Movements of the Available-for-sale Financial Assets Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
At beginning of period	¥ 11,887,283	¥ 11,042,099	¥ 11,020,850
Gains (losses) arising during the period, before tax	582,435	371,438	(551,572)
Reclassification adjustments for (gains) losses included in net profit, before tax	(275,038)	(109,990)	(217,529)
Share of other comprehensive income (loss) of associates and joint ventures	7,827	(21,140)	(14,362)
At end of period	12,495,799	11,887,283	11,042,099
Available-for-sale financial assets [member]
At beginning of period	1,929,894	1,756,634	2,234,636
Gains (losses) arising during the period, before tax	582,435	371,438	(551,572)
Income tax (expense) benefit for changes arising during the period	(184,128)	(116,277)	217,723
Reclassification adjustments for (gains) losses included in net profit, before tax	(275,038)	(109,990)	(217,529)
Income tax benefit for reclassification adjustments	84,745	33,658	71,876
Amount attributable to non-controlling interests	(15,653)	(3,971)	2,251
Share of other comprehensive income (loss) of associates and joint ventures	5	(1,598)	(751)
At end of period	¥ 2,122,260	¥ 1,929,894	¥ 1,756,634